Convertible Securities Payable	12 Months Ended
Dec. 31, 2025
Convertible Securities Payable [Abstract]
CONVERTIBLE SECURITIES PAYABLE
13	CONVERTIBLE SECURITIES PAYABLE

The amount of convertible securities payable consists of the followings:

	As of December 31, 2025	As of December 31, 2025
	RM	Convenience Translation USD
At beginning of year	—	—
Addition	84,895,915	20,905,175
Conversion	(20,725,509)	(5,103,548)
At end of year	64,170,406	15,801,627

Securities Purchase Agreement with Avondale Capital, LLC

On April 22, 2025, the Company entered into a Securities Purchase Agreement with Avondale Capital, LLC, a Utah limited liability company (“Avondale”), pursuant to which the Company issue and sell to the Avondale an aggregate amount of up to USD 10,000,000, representing the Company’s Class A Shares.

On April 24, 2025, the Company received net proceeds of USD 1,250,000 from the initial Pre-Paid Purchase with a principal amount of USD 1,357,500, after deduction of USD 87,500 original issue discount and USD 20,000 for Avondale’s transaction costs.

During the year ended December 31, 2025, the Company received net proceeds of USD 4,250,000 from the Pre-Paid Purchase #2 to Pre-Paid Purchase #6, after deduction of USD 297,500 original issue discount.

On May 30, 2025, the Company delivered 1,750,000 shares of ordinary shares as a commitment fee. The Company has the right to repurchase these pre-delivery shares at USD 0.0001 per share.

During the year ended December 31, 2025, Avondale purchased 13,618,411 Class A Shares, at par value, in exchange for USD 5,103,548 with exchange prices ranging from USD 0.2707 to USD 0.9310 pursuant to purchase notices related to Pre-Paid Purchase #1 to Pre-Paid Purchase #6.

Purchase Agreement with Streeterville Capital, LLC

On December 11, 2025, the Company entered into a Purchase Agreement with Streeterville Capital, LLC (“Streeterville”), pursuant to which the Company issue and sell to the Streeterville convertible promissory note (the “Note”), in the original principal amount of USD 16,070,000, which included an original issue discount of USD 1,050,000 and transaction expenses amount of USD 20,000. The Note is convertible into the Company’s Class A Shares.

On December 16, 2025, Streeterville paid USD 3,000,000 to the Company and USD 12,000,000 into a deposit account of the Company’s subsidiary, Founder Capital, LLC and entered into a Deposit Account Control Agreement with Streeterville and a banking corporation, to secure the Note.